Financial Information by Segment - Schedule of the Relative Size of Revenue Recognized in each Reportable Segment (Details) - Product Concentration Risk - Revenue generated	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Rubber
Segment Reporting, Revenue Reconciling Item [Line Items]
Concentration risk percentage	66.00%	65.00%
Specialty
Segment Reporting, Revenue Reconciling Item [Line Items]
Concentration risk percentage	34.00%	35.00%